Transactions with Related Parties - Vivid,Cardiff Tankers,GSA, Basset (Details) In Thousands, except Share data, unless otherwise specified	24 Months Ended	3 Months Ended	12 Months Ended						31 Months Ended		12 Months Ended	16 Months Ended
	Dec. 31, 2012 Global Services Agreement with Cardiff Marine	Apr. 17, 2012 Chairman, President and Chief Executive Officer	Dec. 31, 2013 Chairman, President and Chief Executive Officer	Dec. 31, 2013 Vivid	Dec. 31, 2013 Cardiff Tankers	Dec. 31, 2013 Basset Consultancy Agreement Effective 1 June 2012 USD ($)	Dec. 31, 2012 Basset Consultancy Agreement Effective 1 June 2012 USD ($)	Dec. 31, 2012 Basset Consultancy Agreement Effective 1 June 2012 EUR (€)	Dec. 31, 2013 Basset Consultancy Agreement Effective 1 June 2012 USD ($)	Dec. 31, 2013 Basset Consultancy Agreement Effective 1 June 2012 EUR (€)	Dec. 31, 2013 New Global Services Agreement	Dec. 31, 2011 New Global Services Agreement
Commissions in connection with employment arrangements	1.00%										1.00%
Commission on purchase or sale price of vessels and rigs	0.75%										0.75%
Percentage Of Shareholder			14.70%
Number of common shares of Ocean Rig previously owned by Dryships purchased by companies affiliated with Chairman and Chief Executive Officer		2,185,000
Chartering commission					1.25%
Commission in connection to financing related services				0.20%								0.20%
Consultancy agreement terms in year				5 years
Officers' Compensation						$ 3,000
Sign on bonus							1,800	1,500
Professional and Contract Services Expense									1,200	900
Incurred costs						$ 4,200	$ 2,700